                                                      Deutsche Asset Management


Institutional Daily Assets Fund

Supplement dated October 1, 2000 (Replacing Supplement dated October 18, 1999) to the Fund's Confidential Statement of Additional Information dated October 27, 1998

The following replaces the applicable sections of "Management of the Trust" in the Fund's Confidential Statement of Additional Information:

                             Trustees of the Trust

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex/1/; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc., Coutts (U.S.A.) International, Coutts Trust Holdings Ltd., Coutts Group (registered investment companies); Trustee, Phoenix Zweig Series Trust, Phoenix Euclid Market Neutral Fund (registered investment companies); General Partner, Pemco (a registered investment company). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA (registered investment company); Director, S.G. Cowen Mutual Funds, Japan Equity Fund, Inc., Taiwan Equity Fund, Inc. (registered investment companies). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.


                                                     A Member of the
                                                     Deutsche Bank Group [/]


----------------
/1/The "Deutsche Asset Management Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Adviser Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds and ISI Family of Funds (registered investment companies); President, Morgan Grenfell Investment Trust (registered investment company); Managing Director, DB Alex. Brown LLC; Director and President, Investment Company Capital Corp. (registered investment adviser); Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present) (a registered investment company); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present) (a registered investment company). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance Corporation of New York (since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act.

The Board has an Audit Committee that meets with the Trust's independent auditors to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                             Officers of the Trust

RICHARD T. HALE (birth date: July 17, 1945) - President and Chief Executive Officer of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management

Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds and ISI Family of Funds (registered investment companies); President, Morgan Grenfell Investment Trust (registered investment company); Managing Director, DB Alex. Brown LLC; Director and President, Investment Company Capital Corp. (registered investment adviser); Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Asset Management Americas since 1999; Director, DB Alex. Brown LLC and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust; Director, Deutsche Asset Management, and Vice President and Department Head, DB Alex. Brown LLC from 1998 to 1999; Formerly, Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICCD, or an affiliate serves as the principal underwriter.

No person who is an officer or Trustee of Bankers Trust is an officer or Trustee of the Trust. No Trustee, officer or employee of ICCD or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.


The following supplements the applicable sections relating to the Investment Adviser in the Fund's Confidential Statement of Additional Information:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust. Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of the Fund also approved a new investment advisory agreement with Deutsche Asset Management, Inc. ("DeAM, Inc.") (formerly Morgan Grenfell, Inc.). The new investment advisory agreement with DeAM, Inc. may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of the Fund also approved a new sub-investment advisory agreement among the Fund, DeAM, Inc. and Bankers Trust under which Bankers Trust may perform certain of DeAM, Inc.'s responsibilities, at DeAM, Inc.'s expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DeAM, Inc. and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DeAM, Inc. to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreements, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

About Bankers Trust. Bankers Trust is an indirect wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

About DeAM, Inc. DeAM, Inc. is a subsidiary of Deutsche Asset Management Group Limited, a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.


The following replaces the "Custodian and Transfer Agent" section in the Fund's Confidential Statement of Additional Information:

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust pursuant to an administration and services agreement. As Custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund for its out-of-pocket expenses.


              Please Retain This Supplement for Future Reference

SUPP1721 (10/00)

CUSIP: 055924781
BT Institutional Funds

                                                       Deutsche Asset Management



Treasury Assets Institutional

Supplement dated October 1, 2000 to the Fund's Confidential Statement of Additional Information dated April 30, 2000:

The following replaces the "Management of the Trust -- Officers of the Trust"
section in the Fund's Confidential Statement of Additional Information:

                             Officers of the Trust

RICHARD T. HALE (birth date: July 17, 1945) -- President and Chief Executive Officer of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds and ISI Family of Funds (registered investment companies); President, Morgan Grenfell Investment Trust (registered investment company); Managing Director, DB Alex. Brown LLC; Director and President, Investment Company Capital Corp. (registered investment adviser); Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Asset Management Americas since 1999; Director, DB Alex. Brown LLC and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust; Director, Deutsche Asset Management, and Vice President and Department Head, DB Alex. Brown LLC from 1998 to 1999; Formerly, Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICCD, or an affiliate serves as the principal underwriter.

No person who is an officer or Trustee of Bankers Trust is an officer or Trustee of the Trust. No Trustee, officer or employee of ICCD or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.



                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the "Custodian and Transfer Agent" section in the Fund's Confidential Statement of Additional Information:

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust pursuant to an administration and services agreement. As Custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund for its out-of-pocket expenses.

              Please Retain This Supplement for Future Reference


SUPP1664 (10/00)

CUSIP: 055924815
BT Institutional Funds